UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06 - 06/30/07

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Global SmallCap                                              BLACKROCK
Fund, Inc.

ANNUAL REPORT | JUNE 30, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Global SmallCap Fund, Inc.

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by BlackRock Global SmallCap Fund, Inc. during the fiscal year ended June 30, 2007:

---------------------------------------------------------------------------------------------------
Record Date                                                                      September 13, 2006
Payable Date                                                                     September 19, 2006
---------------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals+ ...................................         57.25%*
Dividends Qualifying for the Dividends Received Deduction for Corporations+ ..          5.05%*
Foreign Source Income ........................................................         63.12%*
Foreign Taxes Paid Per Share .................................................      $.031378
Short-Term Capital Gain Dividends for Non-U.S. Residents .....................        100.00%**
---------------------------------------------------------------------------------------------------

* Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
+ The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $2.133483 per share to shareholders of record on September 13, 2006 and $.456388 per share to shareholders of record on December 12, 2006.


2       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

A Letter to Shareholders

Dear Shareholder

At the mid-point of 2007, investor sentiment appeared quite buoyant, notwithstanding some undertones of caution. For equity markets, positive momentum as the year began was interrupted by a notable but transitory set-back at the end of February. Markets resumed their ascent through May, but entered a trading range in June as investors began to question the sustainability of the rally. For the most part, equities found support in robust merger-and-acquisition activity, healthy global economies, tame inflation, relatively low interest rates, still-positive earnings growth and attractive valuations. These tailwinds prevailed over such headwinds as a weakening U.S. economy, slowing housing market, credit-related lending problems, escalating geopolitical concerns and high energy prices, leading the Standard & Poor's (S&P) 500 Index to a new record high in May.

Meanwhile, turmoil in the subprime mortgage market and generally mixed economic signals weighed on bonds. In June, bond prices dropped precipitously as long-term yields rose to their highest levels in five years. The 10-year Treasury yield, which began 2007 at 4.68%, reached nearly 5.30% in mid-June before retracing to 5.03% by month's end. Notably, this year has brought some re-steepening of the yield curve, which had been flat to inverted throughout 2006. Still, at the end of June, yields along the curve remained below the federal funds rate of 5.25%, the level at which the Federal Reserve Board (the
Fed) has left it since first pausing in August 2006. While first-quarter gross domestic product growth of 0.7% represented the slowest rate of expansion since 2002, the Fed reiterated that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, thereby reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, the major equity market indexes posted strong returns for the annual and semi-annual periods ended June 30, 2007, while fixed income assets were more mixed:

Total Returns as of June 30, 2007                                                    6-month        12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                         + 6.96%        +20.59%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          + 6.45         +16.43
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +10.74         +27.00
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              + 0.98         + 6.12
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        + 0.14         + 4.69
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      + 2.96         +11.22
------------------------------------------------------------------------------------------------------------

We expect market volatility to linger throughout the second half of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: The Second-Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Fund President and Director


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       3

A Discussion With Your Fund's Portfolio Managers

      The Fund outperformed its benchmark for the fiscal year, benefiting from favorable geographic allocations and successful stock selection across various sectors and countries.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended June 30, 2007, BlackRock Global SmallCap Fund, Inc.'s Institutional, Investor A, Investor B, Investor C and Class R Shares had total returns of +28.15%, +27.78%, +26.79%, +26.79% and +27.42%, respectively.
(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6
- 8 of this report to shareholders.) The Fund outpaced both the benchmark Morgan Stanley Capital International (MSCI) World Small Cap Index and the broader-market MSCI World Index, which returned +21.63% and +23.59%, respectively, as small cap stocks slightly lagged the overall market for the 12-month period. Fund returns were competitive with the +27.42% average return of the Lipper Global Small/Mid-Cap Growth Funds category for the same period. (Funds in this Lipper category invest at least 75% of their equity assets in companies inside and outside the United States with market capitalizations, on a three-year weighted basis, less than the 500th-largest company in the S&P Citigroup World Broad Market Index (BMI). Small/mid-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P Citigroup World BMI.)

Global equity markets rose sharply over the past 12 months, as the global economy continued to flourish. The continuing industrialization of emerging economies drove demand in the cyclical materials, industrials and energy segments of the market, causing these three sectors to produce the greatest returns within the MSCI World Small Cap Index. Economic growth combined with low interest rates and very high liquidity continued to draw investors to small cap stocks and drive prices higher in 2007.

Within the MSCI World Small Cap Index, leaders included Australia (+55%) and many European countries, such as Switzerland (+47%), Germany (+47%), Italy (+43%) and France (+37%). Despite strong performance by U.S. stocks (+16%), overseas markets fared significantly better. Japan's market continued to struggle and turned in the only negative return (-6%) among the major countries in the Index.

What factors most influenced Fund performance?

Stock selection in the consumer discretionary, information technology and industrials sectors produced excellent absolute returns during the past year and led to the Fund's significant outperformance for the period. Within the consumer discretionary sector, retailers and apparel manufacturers across several countries accounted for the majority of the relative strength. Game Group Plc, a chain of computer and videogame retail outlets based in the U.K., led all contributors in the consumer sector. Pantaloon Retail India Ltd., a large retailer in India, also contributed notably, benefiting from the outperformance of emerging markets during the period. Among apparel manufacturers, Valentino Fashion Group, SpA (Italy) and Polo Ralph Lauren Corp. (U.S.) delivered the strongest returns. Stock selection in the media industry also produced excess returns for the Fund within the consumer discretionary sector.

In information technology, the portfolio's relative strength was broad-based, with the greatest returns coming in the software and semiconductor industries. Enterprise software maker Hyperion Solutions Corp. was a top contributor, rising approximately 70% before being acquired by Oracle in March 2007. Two other creators of enterprise software, Cognos, Inc. and Salesforce.com, also added significant value. RF Micro Devices and Microsemi Corp. were among the many stocks contributing to strength in the semiconductor and semiconductor equipment industry.

Stock selection across several areas drove the excellent results in industrials. Shares of Vestas Wind Systems, a Danish manufacturer of wind turbines, more than doubled over the past 12 months as the appetite for alternative energy sources surged. The Shaw Group, Inc., a U.S. construction & engineering company with exposure to the nuclear power industry, also benefited from the search for additional energy capacity. Chinese toll road operator Shenzhen Expressway Co. Ltd. appreciated sharply thanks to the industrialization of China and investment in the country's infrastructure.

Sector positioning also contributed positively during the 12-month period, led by the portfolio's underweight position in the relatively poor-performing financials sector.


4       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

The Fund was well-positioned geographically during the period. The overweight position in emerging markets combined with an underweight in Japan, the worst-performing country during the period, benefited the portfolio significantly. Stock selection also added value, with our individual stock decisions in the United States, United Kingdom and Japan boosting relative returns, and overshadowing negative stock selection in Europe ex-U.K.

What changes were made to the portfolio during the period?

During the past year, we increased the Fund's allocation to the information technology and energy sectors, while reducing exposure to the financials and health care sectors. In technology, notable holdings added to the portfolio included U.S. semiconductor companies Microsemi, Intersil Corp. and QLogic Corp. In financials, we eliminated positions in Japanese stocks Tokai Tokyo Securities Co. Ltd., Okasan Holdings, Inc. and Shinko Securities Co., Ltd.

From a geographic perspective, we increased the Fund's allocation to the U.S. and U.K. markets. The U.S. small cap market's sell-off during the summer of 2006 created many attractively valued investment opportunities, especially in information technology. In the U.K., we added a diverse group of stocks to the portfolio, including SSL International Plc, a health care products manufacturer; food producer Northern Foods Plc; and Great Portland Estates Plc, a developer of commercial real estate in London. We also modestly increased the Fund's investments in emerging markets as we continue to find attractively valued stocks in several developing economies.

In other markets, we reduced exposure to Japan, while increasing the Fund's investments elsewhere in Asia (Australia, China, Hong Kong). Japanese stocks sold during this period included Tokyo Steel Manufacturing Co., Ltd., Tokai Tokyo Securities, a financial services and brokerage firm, and beverage company ITO EN Ltd.

How would you characterize the Fund's position at the close of the period?

At period-end, the portfolio had a neutral weighting in the United States, the largest component of the MSCI World Small Cap Index, reflecting the additions we made in the past year. The Fund ended the period with underweight positions in the other major developed markets in the Index, including the United Kingdom, Japan and Canada.

We have offset these underweight positions by investing in emerging markets in Asia, Mideast-Africa and Latin America. Using our bottom-up process, we have identified many compelling investment opportunities in a diverse group of countries, including Brazil, India and South Korea. The companies in which the Fund is invested, in our view, have brighter growth prospects than many of their peers in the developed markets and have been available at attractive prices.

From a sector perspective, the Fund ended the period with overweight positions in energy and consumer staples. Our most significant underweights at period-end came from the financials and consumer discretionary sectors.

We remain confident in the future of global small cap investing. Our primary emphasis continues to be on investing in companies that exhibit strong growth characteristics at reasonable valuations.

Murali Balaraman, CFA
Portfolio Manager

John Coyle, CFA
Portfolio Manager

July 18, 2007


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A, Investor B, Investor C and Institutional Shares, respectively. Class R Shares did not change their designation. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated for Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares made within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


6       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Recent Performance Results

                                    6-Month          12-Month          10-Year
As of June 30, 2007              Total Return      Total Return     Total Return
================================================================================
Institutional Shares*               +12.20%           +28.15%          +285.98%
--------------------------------------------------------------------------------
Investor A Shares*                  +12.08            +27.78           +276.17
--------------------------------------------------------------------------------
Investor B Shares*                  +11.60            +26.79           +253.25
--------------------------------------------------------------------------------
Investor C Shares*                  +11.64            +26.79           +247.80
--------------------------------------------------------------------------------
Class R Shares*                     +11.85            +27.42           +269.29
--------------------------------------------------------------------------------
MSCI World Index**                  + 9.17            +23.59           + 97.59
--------------------------------------------------------------------------------
MSCI World Small Cap Index***       +10.47            +21.63                --
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
*** This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data is not available for the Index prior to 1999; therefore, 10-year total returns relative to the Fund are not available.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       7

Performance Data (concluded)

Global Small Cap
BlackRock Global SmallCap Fund, Inc. -- Edgar

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Investor A, Investor B, Investor C and Class R Shares compared to growth of an investment in the MSCI World Index and the MSCI World Small Cap Index. Values are from June 1997 through June 2007:

                                                                                                                                MSCI
                                                                                                                MSCI           World
                  Institutional         Investor A       Investor B       Investor C          Class R          World       Small Cap
                       Shares*+           Shares*+          Shares*+        Shares*+         Shares*+        Index++        Index+++
6/97                    $10,000            $ 9,475           $10,000         $10,000          $10,000        $10,000         $10,000
6/98                    $ 9,285            $ 8,771           $ 9,185         $ 9,181          $ 9,239        $11,703         $ 9,429
6/99                    $10,515            $ 9,904           $10,288         $10,290          $10,410        $13,537         $ 9,374
6/00                    $19,944            $18,745           $19,318         $19,322          $19,649        $15,187         $11,206
6/01                    $19,236            $18,037           $18,447         $18,450          $18,857        $12,105         $10,792
6/02                    $17,749            $16,597           $16,841         $16,842          $17,312        $10,263         $10,566
6/03                    $18,071            $16,859           $16,977         $16,980          $17,633        $10,019         $10,733
6/04                    $22,575            $21,006           $20,974         $20,981          $21,940        $12,424         $15,262
6/05                    $25,787            $23,939           $23,726         $23,725          $24,938        $13,673         $17,580
6/06                    $30,121            $27,892           $27,644         $27,432          $28,983        $15,988         $21,339
6/07                    $38,598            $35,642           $35,325         $34,780          $36,929        $19,759         $25,954

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests in a diversified portfolio of equity securities of issuers with relatively small market capitalizations located in various foreign countries and the United States.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.
+++ This unmanaged broad-based Index is comprised of small cap companies from 23 developed markets. Total return data for the Index is not available before 1999. Prior to 1999, returns shown are based on price return information available (that is, returns without the effect of reinvestment of distributions).

      Past performance is not indicative of future results.

Average Annual Total Return

                                                                       Return
================================================================================
Institutional Shares
================================================================================
One Year Ended 6/30/07                                                 +28.15%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                               +16.81
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                +14.46
--------------------------------------------------------------------------------

                                              Return Without        Return With
                                               Sales Charge        Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 6/30/07                            +27.78%              +21.08%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                          +16.52               +15.27
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                           +14.17               +13.55
--------------------------------------------------------------------------------

                                                  Return               Return
                                               Without CDSC         With CDSC+++
================================================================================
Investor B Shares+
================================================================================
One Year Ended 6/30/07                            +26.79%              +22.29%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                          +15.60               +15.38
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                           +13.45               +13.45
--------------------------------------------------------------------------------

                                                  Return               Return
                                               Without CDSC         With CDSC+++
================================================================================
Investor C Shares++
================================================================================
One Year Ended 6/30/07                            +26.79%              +25.79%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                          +15.61               +15.61
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                           +13.27               +13.27
--------------------------------------------------------------------------------

                                                                       Return
================================================================================
Class R Shares
================================================================================
One Year Ended 6/30/07                                                 +27.42%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                               +16.36
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                +13.96
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 5.25%.
+ Maximum contingent deferred sales charge is 4.50% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


8       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2007 and held through June 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                       Expenses Paid
                                                                 Beginning           Ending         During the Period*
                                                               Account Value      Account Value       January 1, 2007
                                                              January 1, 2007     June 30, 2007      to June 30, 2007
======================================================================================================================
Actual
======================================================================================================================
Institutional                                                     $1,000            $1,122.00             $ 5.93
----------------------------------------------------------------------------------------------------------------------
Investor A                                                        $1,000            $1,120.80             $ 7.40
----------------------------------------------------------------------------------------------------------------------
Investor B                                                        $1,000            $1,116.00             $11.61
----------------------------------------------------------------------------------------------------------------------
Investor C                                                        $1,000            $1,116.40             $11.61
----------------------------------------------------------------------------------------------------------------------
Class R                                                           $1,000            $1,118.50             $ 9.35
======================================================================================================================
Hypothetical (5% annual return before expenses)**
======================================================================================================================
Institutional                                                     $1,000            $1,019.32             $ 5.64
----------------------------------------------------------------------------------------------------------------------
Investor A                                                        $1,000            $1,017.92             $ 7.04
----------------------------------------------------------------------------------------------------------------------
Investor B                                                        $1,000            $1,013.93             $11.05
----------------------------------------------------------------------------------------------------------------------
Investor C                                                        $1,000            $1,013.93             $11.05
----------------------------------------------------------------------------------------------------------------------
Class R                                                           $1,000            $1,016.07             $ 8.90
----------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.12% for Institutional, 1.40% for Investor A, 2.20% for Investor B, 2.20% for Investor C and 1.77% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       9

Portfolio Information

As of June 30, 2007

                                                      Country of      Percent of
Ten Largest Equity Holdings                             Origin        Net Assets
--------------------------------------------------------------------------------
Ryanair Holdings Plc ......................         Ireland              1.1%
Game Group Plc ............................         United Kingdom       1.1
UAP Holding Corp. .........................         United States        1.1
SSL International Plc .....................         United Kingdom       1.1
Aecom Technology Corp. ....................         United States        1.1
The Shaw Group, Inc. ......................         United States        1.0
Cochlear Ltd. .............................         Australia            1.0
Gyrus Group Plc ...........................         United Kingdom       1.0
Oakley, Inc. ..............................         United States        1.0
Companhia de Saneamento de
  Minas Gerais ............................         Brazil               1.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Energy Equipment & Services ....................................         5.7%
Specialty Retail ...............................................         4.8
Insurance ......................................................         4.4
Semiconductors & Semiconductor Equipment .......................         4.1
Machinery ......................................................         4.0
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                                     Percent of
                                                                      Long-Term
Geographic Allocation                                                Investments
--------------------------------------------------------------------------------
United States ..................................................        40.9%
Japan ..........................................................         9.3
United Kingdom .................................................         7.1
Canada .........................................................         5.3
Australia ......................................................         3.3
Hong Kong ......................................................         2.7
Netherlands ....................................................         2.5
Switzerland ....................................................         2.4
France .........................................................         2.1
Ireland ........................................................         2.0
China ..........................................................         2.0
India ..........................................................         1.7
Italy ..........................................................         1.7
Malaysia .......................................................         1.6
Finland ........................................................         1.6
South Korea ....................................................         1.4
Germany ........................................................         1.4
Denmark ........................................................         1.3
Mexico .........................................................         1.3
Norway .........................................................         1.1
Bermuda ........................................................         1.1
Brazil .........................................................         1.0
Turkey .........................................................         1.0
Sweden .........................................................         0.9
Israel .........................................................         0.8
Belgium ........................................................         0.8
Philippines ....................................................         0.6
South Africa ...................................................         0.5
Indonesia ......................................................         0.3
Taiwan .........................................................         0.3
--------------------------------------------------------------------------------


10       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Schedule of Investments as of June 30, 2007                    (in U.S. dollars)

                                                    Shares
        Industry       Common Stocks                  Held             Value
===============================================================================
Africa
-------------------------------------------------------------------------------
South Africa -- 0.5%
        Food & Staples Retailing -- 0.5%
        Massmart Holdings Ltd.                     569,650          $ 6,939,625
        -----------------------------------------------------------------------
        Total Common Stocks in Africa -- 0.5%                         6,939,625
===============================================================================

===============================================================================
Europe
-------------------------------------------------------------------------------
Belgium -- 0.7%
        Diversified Financial
        Services -- 0.1%
        Ackermans & Van Haaren                      15,100            1,459,741
        -----------------------------------------------------------------------
        Health Care Technology -- 0.6%
        AGFA-Gevaert NV                            352,900            9,103,170
        -----------------------------------------------------------------------
        Total Common Stocks in Belgium                               10,562,911
===============================================================================
Denmark -- 1.3%
        Electrical Equipment -- 0.7%
        Vestas Wind Systems A/S (a)                161,266           10,582,633
        -----------------------------------------------------------------------
        Insurance -- 0.6%
        TrygVesta A/S                               99,915            7,851,094
        -----------------------------------------------------------------------
        Total Common Stocks in Denmark                               18,433,727
===============================================================================
Finland -- 1.6%
        Construction &
        Engineering -- 0.4%
        YIT Oyj                                    162,300            5,093,597
        -----------------------------------------------------------------------
        Multiline Retail -- 0.5%
        Stockmann AB `B'                           157,395            6,707,997
        -----------------------------------------------------------------------
        Paper & Forest Products -- 0.7%
        M-real Oyj `B'                           1,639,200           10,695,670
        -----------------------------------------------------------------------
        Total Common Stocks in Finland                               22,497,264
===============================================================================
France -- 2.1%
        Insurance -- 0.8%
        Scor SE                                    388,120           10,535,550
        -----------------------------------------------------------------------
        Leisure Equipment &
        Products -- 0.7%
        Trigano SA                                 168,132            9,959,642
        -----------------------------------------------------------------------
        Life Sciences Tools &
        Services -- 0.6%
        Eurofins Scientific SA (a)                 105,325            8,937,236
        -----------------------------------------------------------------------
        Total Common Stocks in France                                29,432,428
===============================================================================
Germany -- 1.4%
        Biotechnology -- 0.1%
        Paion AG (a)(d)                            404,186            1,594,224
        -----------------------------------------------------------------------
        Machinery -- 0.8%
        Heidelberger Druckmaschinen AG (a)         221,300           10,735,097
        -----------------------------------------------------------------------
        Oil, Gas & Consumable
        Fuels -- 0.2%
        Petrotec AG (a)                            286,800            2,636,125
        -----------------------------------------------------------------------
        Semiconductors & Semiconductor
        Equipment -- 0.3%
        Qimonda AG (a)(e)                          307,400            4,749,330
        -----------------------------------------------------------------------
        Total Common Stocks in Germany                               19,714,776
===============================================================================
Ireland -- 1.9%
        Airlines -- 1.1%
        Ryanair Holdings Plc (a)(d)(e)             434,746           16,411,662
        -----------------------------------------------------------------------
        Food Products -- 0.8%
        Greencore Group Plc                      1,444,450           10,866,559
        -----------------------------------------------------------------------
        Total Common Stocks in Ireland                               27,278,221
===============================================================================
Italy -- 1.6%
        Building Products -- 0.2%
        Permasteelisa SpA                          101,000            2,840,564
        -----------------------------------------------------------------------
        Construction &
        Engineering -- 0.5%
        Astaldi SpA                                848,406            7,588,344
        -----------------------------------------------------------------------
        Insurance -- 0.5%
        Milano Assicurazioni SpA                   845,800            7,016,928
        -----------------------------------------------------------------------
        Textiles, Apparel & Luxury
        Goods -- 0.4%
        Valentino Fashion Group SpA                122,000            5,677,445
        -----------------------------------------------------------------------
        Total Common Stocks in Italy                                 23,123,281
===============================================================================
Netherlands -- 2.4%
        Food Products -- 0.8%
        Koninklijke Wessanen NV CVA                687,300           11,416,583
        -----------------------------------------------------------------------
        Household Durables -- 0.8%
        Tele Atlas NV (a)                          512,777           10,961,092
        -----------------------------------------------------------------------
        Life Sciences Tools &
        Services -- 0.8%
        Qiagen NV (a)(d)                           690,400           12,282,216
        -----------------------------------------------------------------------
        Total Common Stocks in the Netherlands                       34,659,891
===============================================================================
Norway -- 1.1%
        Energy Equipment &
        Services -- 1.1%
        Acergy SA                                  470,100           10,583,221
        ProSafe ASA                                334,600            5,350,232
        -----------------------------------------------------------------------
        Total Common Stocks in Norway                                15,933,453
===============================================================================
Sweden -- 0.9%
        Capital Markets -- 0.4%
        D Carnegie AB                              340,400            5,933,463
        -----------------------------------------------------------------------
        Oil, Gas & Consumable
        Fuels -- 0.5%
        Tanganyika Oil Co., Ltd. (a)               327,900            6,797,944
        -----------------------------------------------------------------------
        Total Common Stocks in Sweden                                12,731,407
===============================================================================
Switzerland -- 2.4%
        Insurance -- 1.0%
        Swiss Life Holding                          51,612           13,607,388
        -----------------------------------------------------------------------
        Life Sciences Tools &
        Services -- 0.7%
        Tecan AG (Registered)                      145,700            9,784,182
        -----------------------------------------------------------------------
        Specialty Retail -- 0.7%
        Charles Voegele Holding AG (a)              23,200            2,564,441
        Dufry Group                                 69,050            7,817,941
                                                                    -----------
                                                                     10,382,382
        -----------------------------------------------------------------------
        Total Common Stocks in Switzerland                           33,773,952
===============================================================================


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       11

Schedule of Investments (continued)                            (in U.S. dollars)

                                                    Shares
        Industry       Common Stocks                  Held             Value
===============================================================================
Europe (concluded)
-------------------------------------------------------------------------------
Turkey -- 0.9%
        Beverages -- 0.9%
        Anadolu Efes Biracilik Ve Malt Sanayii AS  337,100         $ 13,339,897
        -----------------------------------------------------------------------
        Total Common Stocks in Turkey                                13,339,897
===============================================================================
United Kingdom -- 6.9%
        Aerospace & Defense -- 0.6%
        QinetiQ Plc                              2,486,100            9,214,052
        -----------------------------------------------------------------------
        Commercial Services &
        Supplies -- 0.8%
        Intertek Group Plc                         582,400           11,429,523
        -----------------------------------------------------------------------
        Food Products -- 0.5%
        Northern Foods Plc                       2,752,200            6,532,501
        -----------------------------------------------------------------------
        Health Care Equipment &
        Supplies -- 2.1%
        Gyrus Group Plc (a)                      1,492,500           14,118,183
        SSL International Plc                    1,777,500           15,524,587
                                                                   ------------
                                                                     29,642,770
        -----------------------------------------------------------------------
        Insurance -- 0.9%
        Amlin Plc                                2,372,492           13,300,628
        -----------------------------------------------------------------------
        Real Estate Investment Trusts
        (REITs) -- 0.6%
        Great Portland Estates Plc                 604,850            8,023,046
        -----------------------------------------------------------------------
        Real Estate Management &
        Development -- 0.3%
        Derwent Valley Holdings Plc                133,639            4,900,301
        -----------------------------------------------------------------------
        Specialty Retail -- 1.1%
        Game Group Plc                           4,848,191           16,198,024
        -----------------------------------------------------------------------
        Total Common Stocks in the United Kingdom                    99,240,845
===============================================================================
        Total Common Stocks in Europe -- 25.2%                      360,722,053
===============================================================================

===============================================================================
Latin America
-------------------------------------------------------------------------------
Brazil -- 1.0%
        Water Utilities -- 1.0%
        Companhia de Saneamento de
        Minas Gerais                               919,000           13,768,326
        -----------------------------------------------------------------------
        Total Common Stocks in Brazil                                13,768,326
===============================================================================
Mexico -- 1.2%
        Beverages -- 0.5%
        Embotelladoras Arca, SA de CV            2,160,700            7,920,000
        -----------------------------------------------------------------------
        Construction &
        Engineering -- 0.7%
        Empresas ICA Sociedad Controladora,
          SA de CV (a)                           1,973,400           10,009,934
        -----------------------------------------------------------------------
        Total Common Stocks in Mexico                                17,929,934
===============================================================================
        Total Common Stocks in Latin America -- 2.2%                 31,698,260
===============================================================================

===============================================================================
Middle East
-------------------------------------------------------------------------------
Israel -- 0.8%
        Food Products -- 0.8%
        Frutarom                                 1,394,800           11,251,544
        -----------------------------------------------------------------------
        Total Common Stocks in the Middle East -- 0.8%               11,251,544
===============================================================================

===============================================================================
North America
-------------------------------------------------------------------------------
Bermuda -- 1.1%
        Capital Markets -- 0.5%
        Lazard Ltd. Class A (d)                    161,500            7,272,345
        -----------------------------------------------------------------------
        Food Products -- 0.6%
        Celestial Nutrifoods Ltd.                7,650,900            7,754,115
        -----------------------------------------------------------------------
        Total Common Stocks in Bermuda                               15,026,460
===============================================================================
Canada -- 5.1%
        Biotechnology -- 0.7%
        DiagnoCure, Inc. (a)(g)                  2,958,280            9,275,433
        -----------------------------------------------------------------------
        Energy Equipment &
        Services -- 0.6%
        North American Energy Partners, Inc. (a)   431,100            8,734,086
        -----------------------------------------------------------------------
        Media -- 0.6%
        Cinram International Income Fund           335,300            8,498,568
        -----------------------------------------------------------------------
        Metals & Mining -- 1.8%
        Agnico-Eagle Mines Ltd.                    304,000           11,096,000
        Aur Resources Inc.                         330,500            9,835,109
        Eldorado Gold Corp. (a)                    792,200            4,640,533
                                                                   ------------
                                                                     25,571,642
        -----------------------------------------------------------------------
        Oil, Gas & Consumable
        Fuels -- 0.6%
        UTS Energy Corp. (a)                     1,562,200            8,887,052
        -----------------------------------------------------------------------
        Pharmaceuticals -- 0.0%
        Labopharm, Inc. (a)                        221,900              633,256
        -----------------------------------------------------------------------
        Software -- 0.8%
        Cognos, Inc. (a)                           298,475           11,840,503
        -----------------------------------------------------------------------
        Total Common Stocks in Canada                                73,440,540
===============================================================================
United States -- 39.8%
        Beverages -- 0.9%
        Hansen Natural Corp. (a)                   279,900           12,030,102
        -----------------------------------------------------------------------
        Biotechnology -- 2.2%
        Alexion Pharmaceuticals, Inc. (a)(d)       177,900            8,016,174
        BioMarin Pharmaceuticals, Inc. (a)(d)      668,925           12,000,514
        Pharmion Corp. (a)                         374,700           10,847,565
                                                                   ------------
                                                                     30,864,253
        -----------------------------------------------------------------------
        Capital Markets -- 0.8%
        Knight Capital Group, Inc. Class A (a)     130,800            2,171,280
        Stifel Financial Corp. (a)(d)              153,385            9,032,843
                                                                   ------------
                                                                     11,204,123
        -----------------------------------------------------------------------
        Chemicals -- 1.5%
        Celanese Corp. Series A                    258,800           10,036,264
        Cytec Industries, Inc. (d)                 189,600           12,090,792
                                                                   ------------
                                                                     22,127,056
        -----------------------------------------------------------------------


12       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                    Shares
        Industry       Common Stocks                  Held             Value
===============================================================================
North America (continued)
-------------------------------------------------------------------------------
United States (continued)
        Commercial Banks -- 0.5%
        Cullen/Frost Bankers, Inc.                 136,400          $ 7,293,308
        -----------------------------------------------------------------------
        Commercial Services &
        Supplies -- 1.7%
        Covanta Holding Corp. (a)                  464,450           11,448,693
        FTI Consulting, Inc. (a)(d)                341,100           12,972,033
                                                                   ------------
                                                                     24,420,726
        -----------------------------------------------------------------------
        Communications
        Equipment -- 1.4%
        F5 Networks, Inc. (a)(d)                   128,000           10,316,800
        Polycom, Inc. (a)(d)                       302,400           10,160,640
                                                                   ------------
                                                                     20,477,440
        -----------------------------------------------------------------------
        Computers & Peripherals -- 1.9%
        Emulex Corp. (a)                           453,850            9,912,084
        QLogic Corp. (a)                           478,400            7,965,360
        Stratasys, Inc. (a)(d)                     201,201            9,452,423
                                                                   ------------
                                                                     27,329,867
        -----------------------------------------------------------------------
        Construction &
        Engineering -- 2.1%
        Aecom Technology Corp. (a)                 624,000           15,481,440
        The Shaw Group, Inc. (a)(d)                318,900           14,761,881
                                                                   ------------
                                                                     30,243,321
        -----------------------------------------------------------------------
        Containers & Packaging -- 0.7%
        Packaging Corp. of America                 405,400           10,260,674
        -----------------------------------------------------------------------
        Distributors -- 0.5%
        LKQ Corp. (a)                              312,100            7,696,386
        -----------------------------------------------------------------------
        Electric Utilities -- 0.5%
        Cleco Corp. (d)                            293,300            7,185,850
        -----------------------------------------------------------------------
        Electrical Equipment -- 0.2%
        American Superconductor Corp. (a)(d)       179,700            3,470,007
        -----------------------------------------------------------------------
        Electronic Equipment &
        Instruments -- 0.9%
        Mercury Computer Systems, Inc. (a)(d)      327,250            3,992,450
        Newport Corp. (a)                          588,300            9,106,884
                                                                   ------------
                                                                     13,099,334
        -----------------------------------------------------------------------
        Energy Equipment &
        Services -- 3.7%
        Dresser-Rand Group, Inc. (a)               214,500            8,472,750
        Hanover Compressor Co. (a)(d)              376,300            8,974,755
        Input/Output, Inc. (a)(d)                  806,800           12,594,148
        Oceaneering International, Inc. (a)(d)     223,300           11,754,512
        Superior Energy Services, Inc. (a)         284,200           11,345,264
                                                                   ------------
                                                                     53,141,429
        -----------------------------------------------------------------------
        Hotels, Restaurants &
        Leisure -- 0.6%
        The Cheesecake Factory, Inc. (a)(d)        266,475            6,533,967
        Panera Bread Co. Class A (a)(d)             45,850            2,111,851
                                                                   ------------
                                                                      8,645,818
        -----------------------------------------------------------------------
        IT Services -- 0.0%
        EnerNOC, Inc. (a)                            6,105              232,784
        -----------------------------------------------------------------------
        Internet Software &
        Services -- 1.2%
        ComScore, Inc. (a)                          15,600              361,140
        Data Domain, Inc. (a)                       14,600              335,800
        Digital River, Inc. (a)                    164,900            7,461,725
        SupportSoft, Inc. (a)                    1,547,200            8,447,712
                                                                   ------------
                                                                     16,606,377
        -----------------------------------------------------------------------
        Leisure Equipment &
        Products -- 1.0%
        Oakley, Inc.                               487,800           13,853,520
        -----------------------------------------------------------------------
        Machinery -- 1.1%
        Commercial Vehicle Group, Inc. (a)          75,600            1,408,428
        Graco, Inc. (d)                            176,300            7,101,364
        Nordson Corp.                              154,000            7,724,640
                                                                   ------------
                                                                     16,234,432
        -----------------------------------------------------------------------
        Media -- 0.7%
        Marvel Entertainment, Inc. (a)(d)          152,900            3,895,892
        Regal Entertainment Group Series A (d)     260,500            5,712,765
                                                                   ------------
                                                                      9,608,657
        -----------------------------------------------------------------------
        Metals & Mining -- 0.4%
        Cleveland-Cliffs, Inc.                      68,100            5,289,327
        -----------------------------------------------------------------------
        Oil, Gas & Consumable
        Fuels -- 1.7%
        Alon USA Energy, Inc.                      147,100            6,473,871
        Penn Virginia Corp.                        214,600            8,626,920
        Venoco, Inc. (a)                           497,300            9,284,591
                                                                   ------------
                                                                     24,385,382
        -----------------------------------------------------------------------
        Real Estate Investment Trusts
        (REITs) -- 1.4%
        Ashford Hospitality Trust, Inc.            233,700            2,748,312
        DiamondRock Hospitality Co. (d)            492,200            9,391,176
        Tanger Factory Outlet Centers, Inc.        211,600            7,924,420
                                                                   ------------
                                                                     20,063,908
        -----------------------------------------------------------------------
        Semiconductors & Semiconductor
        Equipment -- 3.8%
        Integrated Device Technology, Inc. (a)     887,850           13,557,469
        Intersil Corp. Class A (d)                 313,200            9,853,272
        Microsemi Corp. (a)(d)                     534,400           12,798,880
        MoSys, Inc. (a)(d)                       1,247,020           10,911,425
        Power Integrations, Inc. (a)(d)            261,600            6,853,920
                                                                   ------------
                                                                     53,974,966
        -----------------------------------------------------------------------
        Software -- 2.8%
        Activision, Inc. (a)(d)                    386,117            7,208,804
        Informatica Corp. (a)(d)                   600,300            8,866,431
        NAVTEQ Corp. (a)                           117,850            4,989,769
        Solera Holdings, Inc. (a)                  155,900            3,021,342
        Sybase, Inc. (a)(d)                        441,625           10,550,421
        TIBCO Software, Inc. (a)                   514,300            4,654,415
                                                                   ------------
                                                                     39,291,182
        -----------------------------------------------------------------------
        Specialty Retail -- 2.3%
        Abercrombie & Fitch Co. Class A (d)        114,350            8,345,263
        GameStop Corp. Class A (a)                  53,750            2,101,625
        Guitar Center, Inc. (a)(d)                 163,350            9,769,963
        Urban Outfitters, Inc. (a)(d)              500,950           12,037,829
                                                                   ------------
                                                                     32,254,680


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       13

Schedule of Investments (continued)     (in U.S. dollars)

                                                    Shares
        Industry       Common Stocks                  Held             Value
===============================================================================
North America (concluded)
-------------------------------------------------------------------------------
United States (concluded)
        Textiles, Apparel & Luxury
        Goods -- 0.6%
        Polo Ralph Lauren Corp. (d)                 88,050          $ 8,638,586
        -----------------------------------------------------------------------
        Trading Companies &
        Distributors -- 2.0%
        Interline Brands, Inc. (a)                 481,400           12,554,912
        UAP Holding Corp. (d)                      532,400           16,046,536
                                                                   ------------
                                                                     28,601,448
        -----------------------------------------------------------------------
        Wireless Telecommunication
        Services -- 0.7%
        SBA Communications Corp.
          Class A (a)(d)                           294,600            9,895,614
        -----------------------------------------------------------------------
        Total Common Stocks in the United States                    568,420,557
===============================================================================
        Total Common Stocks in North America -- 46.0%               656,887,557
===============================================================================

===============================================================================
Pacific Basin
-------------------------------------------------------------------------------
Australia -- 3.2%
        Beverages -- 0.8%
        Lion Nathan Ltd.                         1,439,400           11,296,656
        -----------------------------------------------------------------------
        Capital Markets -- 0.2%
        Platinum Asset Management Ltd. (a)         522,000            3,283,743
        -----------------------------------------------------------------------
        Health Care Equipment &
        Supplies -- 1.0%
        Cochlear Ltd.                              276,200           14,261,599
        -----------------------------------------------------------------------
        Metals & Mining -- 0.6%
        Kagara Zinc Ltd.                         1,534,100            8,270,933
        -----------------------------------------------------------------------
        Real Estate Investment Trusts
        (REITs) -- 0.6%
        CFS Retail Property Trust                4,499,836            8,175,031
        -----------------------------------------------------------------------
        Total Common Stocks in Australia                             45,287,962
===============================================================================
China -- 1.9%
        Internet & Catalog Retail -- 0.1%
        Acorn International, Inc. (a)(e)            54,600            1,320,774
        -----------------------------------------------------------------------
        Oil, Gas & Consumable
        Fuels -- 0.8%
        Yanzhou Coal Mining Co. Ltd.             7,832,600           11,924,765
        -----------------------------------------------------------------------
        Personal Products -- 0.0%
        Stella International Holdings Ltd. (a)     196,000              388,531
        -----------------------------------------------------------------------
        Transportation
        Infrastructure --1.0%
        Shenzhen Expressway Co. Ltd.            17,434,200           13,564,154
        -----------------------------------------------------------------------
        Total Common Stocks in China                                 27,198,224
===============================================================================
Hong Kong -- 2.6%
        Chemicals -- 1.0%
        Sinofert Holdings Ltd.                  19,326,900           13,675,413
        -----------------------------------------------------------------------
        Food Products -- 0.2%
        Global Bio-Chem Technology
          Group Co., Ltd.                        7,353,000            3,027,809
        -----------------------------------------------------------------------
        Gas Utilities -- 0.6%
        China Gas Holdings Ltd.                 20,535,700            8,796,954
        -----------------------------------------------------------------------
        Hotels, Restaurants &
        Leisure -- 0.5%
        FU JI Food and Catering Services
          Holdings Ltd.                          2,297,600            7,910,169
        -----------------------------------------------------------------------
        Media -- 0.3%
        Clear Media Ltd. (a)                     3,866,000            4,202,604
        -----------------------------------------------------------------------
        Total Common Stocks in Hong Kong                             37,612,949
===============================================================================
India -- 1.7%
        IT Services -- 0.7%
        Satyam Computer Services Ltd.              797,818            9,162,560
        -----------------------------------------------------------------------
        Multiline Retail -- 0.6%
        Pantaloon Retail India Ltd.                731,330            8,910,427
        -----------------------------------------------------------------------
        Pharmaceuticals -- 0.4%
        Nicholas Piramal India Ltd.                832,400            6,125,999
        -----------------------------------------------------------------------
        Total Common Stocks in India                                 24,198,986
===============================================================================
Indonesia -- 0.3%
        Media -- 0.3%
        Surya Citra Media Tbk PT                39,809,600            3,982,081
        -----------------------------------------------------------------------
        Total Common Stocks in Indonesia                              3,982,081
===============================================================================
Japan -- 9.1%
        Auto Components -- 0.5%
        Koito Manufacturing Co. Ltd.               574,400            6,962,233
        -----------------------------------------------------------------------
        Chemicals -- 1.3%
        Air Water Inc.                             862,300            9,041,749
        Sumitomo Bakelite Co., Ltd.              1,357,000            9,500,915
                                                                   ------------
                                                                     18,542,664
        -----------------------------------------------------------------------
        Commercial Banks -- 0.6%
        The Bank of Kyoto Ltd. (d)                 713,200            8,543,558
        -----------------------------------------------------------------------
        Commercial Services &
        Supplies -- 0.6%
        Intelligence Ltd.                            3,515            8,337,725
        -----------------------------------------------------------------------
        Health Care Equipment &
        Supplies -- 0.3%
        Nipro Corporation                          177,000            3,644,474
        -----------------------------------------------------------------------
        Household Durables -- 0.7%
        Alpine Electronics                         327,500            5,022,485
        Pana Home Corporation                      905,300            5,574,981
                                                                   ------------
                                                                     10,597,466
        -----------------------------------------------------------------------
        Insurance -- 0.8%
        Aioi Insurance Co., Ltd.                 1,655,300           10,768,006
        -----------------------------------------------------------------------
        Machinery -- 2.1%
        Komori Corp.                               448,600           10,514,113
        Nippon Thompson Co., Ltd.                1,276,000           11,404,159
        Takuma Co., Ltd.                         1,262,750            7,831,469
                                                                   ------------
                                                                     29,749,741
        -----------------------------------------------------------------------
        Media -- 0.5%
        Jupiter Telecommunications Co., Ltd. (a)     9,035            7,391,128
        -----------------------------------------------------------------------


14       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Schedule of Investments (continued)                            (in U.S. dollars)

                                                    Shares
        Industry        Common Stocks                 Held             Value
===============================================================================
Pacific Basin (continued)
-------------------------------------------------------------------------------
Japan (concluded)
        Multiline Retail -- 0.3%
        Don Quijote Co. Ltd.                       230,800          $ 4,617,414
        -----------------------------------------------------------------------
        Real Estate Management &
        Development -- 0.7%
        Tokyu Land Corp.                           994,435           10,573,927
        -----------------------------------------------------------------------
        Specialty Retail -- 0.7%
        Yamada Denki Co., Ltd.                      92,130            9,621,807
        -----------------------------------------------------------------------
        Total Common Stocks in Japan                                129,350,143
===============================================================================
Malaysia -- 1.6%
        Airlines -- 0.8%
        AirAsia Bhd (a)                         21,567,600           11,880,276
        -----------------------------------------------------------------------
        Diversified Financial
        Services -- 0.5%
        Bursa Malaysia BHD                       2,182,700            7,203,986
        -----------------------------------------------------------------------
        Energy Equipment &
        Services -- 0.3%
        Scomi Group Berhad                       7,906,000            3,783,330
        -----------------------------------------------------------------------
        Total Common Stocks in Malaysia                              22,867,592
===============================================================================
Philippines -- 0.5%
        Commercial Banks -- 0.5%
        Bank of the Philippine Islands           5,133,820            7,600,306
        -----------------------------------------------------------------------
        Water Utilities -- 0.0%
        Manila Water Co., Inc.                     948,600              256,353
        -----------------------------------------------------------------------
        Total Common Stocks in the Philippines                        7,856,659
===============================================================================
South Korea -- 1.4%
        Capital Markets -- 0.7%
        Meritz Securities Co. Ltd.                 784,300           10,147,002
        -----------------------------------------------------------------------
        Hotels, Restaurants &
        Leisure -- 0.5%
        Kangwon Land, Inc.                         340,722            7,901,827
        -----------------------------------------------------------------------
        Metals & Mining -- 0.2%
        Dongkuk Steel Mill Co. Ltd.                 68,040            2,208,365
        -----------------------------------------------------------------------
        Total Common Stocks in South Korea                           20,257,194
===============================================================================
Taiwan -- 0.3%
        Commercial Banks -- 0.3%
        SinoPac Financial Holdings Co., Ltd.     7,561,000            3,608,849
        -----------------------------------------------------------------------
        Total Common Stocks in Taiwan                                 3,608,849
===============================================================================
        Total Common Stocks in the Pacific Basin -- 22.6%           322,220,639
===============================================================================
        Total Investments in Common Stocks
        (Cost -- $1,045,036,489) -- 97.3%                         1,389,719,678
===============================================================================

===============================================================================
                                                Beneficial
        Short-Term Securities                     Interest
===============================================================================
        BlackRock Liquidity Series, LLC
          Cash Sweep Series,
          5.33% (b)(c)                      USD 35,544,909           35,544,909
        BlackRock Liquidity Series, LLC
          Money Market Series,
          5.33% (b)(c)(f)                      235,158,791          235,158,791
        -----------------------------------------------------------------------
        Total Short-Term Securities
        (Cost -- $270,703,700) -- 18.9%                             270,703,700
===============================================================================
        Total Investments
        (Cost -- $1,315,740,189*) -- 116.2%                       1,660,423,378

        Liabilities in Excess of Other Assets -- (16.2%)           (231,802,210)
                                                                 --------------
        Net Assets -- 100.0%                                     $1,428,621,168
                                                                 ==============


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       15

Schedule of Investments (concluded)                            (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .......................................    $ 1,321,917,461
                                                                ===============
      Gross unrealized appreciation ........................    $   357,671,361
      Gross unrealized depreciation ........................        (19,165,444)
                                                                ---------------
      Net unrealized appreciation ..........................    $   338,505,917
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net            Interest
      Affiliate                                     Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                        $ (20,732,802)    $   1,014,823
      BlackRock Liquidity Series, LLC
        Money Market Series                      $ 156,275,931     $     250,451
      --------------------------------------------------------------------------

(c)   Represents the current yield as of June 30, 2007.
(d)   Security, or a portion of security, is on loan.
(e)   Depositary receipts.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                Purchase        Sales        Realized   Dividend
      Affiliate                   Cost           Cost         Losses     Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.         $2,488,094      $155,853     $(44,304)      +
      --------------------------------------------------------------------------

+     Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Forward foreign exchange contracts sold as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                Settlement                     Unrealized
      Sold                               Date                       Depreciation
      --------------------------------------------------------------------------
      TRY     8,600,000                July 2007                     $(111,356)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts Sold
      (USD Commitment -- $6,416,522)                                 $(111,356)
                                                                     =========

o     Currency Abbreviations:

TRY        Turkish Lira
USD        U.S. Dollar

      See Notes to Financial Statements.


16       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Statement of Assets and Liabilities

As of June 30, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
              (including securities loaned of $227,304,668)
              (identified cost -- $1,033,842,765) ..........................................                        $ 1,380,444,245
            Investments in affiliated securities, at value (identified cost -- $281,897,424)                            279,979,133
            Receivables:
                Securities sold ............................................................    $    15,973,433
                Capital shares sold ........................................................          2,374,348
                Dividends ..................................................................          2,186,174
                Securities lending .........................................................             38,484          20,572,439
                                                                                                ---------------
            Prepaid expenses and other assets ..............................................                                 43,199
                                                                                                                    ---------------
            Total assets ...................................................................                          1,681,039,016
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value ......................................                            235,158,791
            Unrealized depreciation on forward foreign exchange contracts ..................                                111,356
            Deferred foreign capital gain tax ..............................................                                486,451
            Bank overdraft on foreign cash (cost -- $119,040) ..............................                                125,437
            Payables:
                Securities purchased .......................................................         10,070,886
                Capital shares redeemed ....................................................          3,929,024
                Investment adviser .........................................................            966,720
                Distributor ................................................................            596,684
                Other affiliates ...........................................................            441,887          16,005,201
                                                                                                ---------------
            Accrued expenses and other liabilities .........................................                                530,612
                                                                                                                    ---------------
            Total liabilities ..............................................................                            252,417,848
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $ 1,428,621,168
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional Common Stock, $.10 par value, 100,000,000 shares authorized ......                        $     1,408,270
            Investor A Common Stock, $.10 par value, 100,000,000 shares authorized .........                              1,157,865
            Investor B Common Stock, $.10 par value, 100,000,000 shares authorized .........                                472,543
            Investor C Common Stock, $.10 par value, 100,000,000 shares authorized .........                              1,908,904
            Class R Common Stock, $.10 par value, 100,000,000 shares authorized ............                                120,486
            Paid-in capital in excess of par ...............................................                            936,911,065
            Undistributed investment income -- net .........................................    $     4,319,909
            Undistributed realized capital gains -- net ....................................        138,225,788
            Unrealized appreciation -- net .................................................        344,096,338
                                                                                                ---------------
            Total accumulated earnings -- net ..............................................                            486,642,035
                                                                                                                    ---------------
            Net Assets .....................................................................                        $ 1,428,621,168
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional -- Based on net assets of $411,766,973 and
              14,082,703 shares outstanding ................................................                        $         29.24
                                                                                                                    ===============
            Investor A -- Based on net assets of $334,021,970 and
              11,578,650 shares outstanding ................................................                        $         28.85
                                                                                                                    ===============
            Investor B -- Based on net assets of $130,953,840 and
              4,725,429 shares outstanding .................................................                        $         27.71
                                                                                                                    ===============
            Investor C -- Based on net assets of $518,216,398 and
              19,089,042 shares outstanding ................................................                        $         27.15
                                                                                                                    ===============
            Class R -- Based on net assets of $33,661,987 and
              1,204,861 shares outstanding .................................................                        $         27.94
                                                                                                                    ===============

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       17

Statement of Operations

For the Year Ended June 30, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (net of $1,302,763 foreign withholding tax) ..........................                        $    19,043,763
            Interest from affiliates .......................................................                              1,014,823
            Securities lending -- net ......................................................                                250,451
                                                                                                                    ---------------
            Total income ...................................................................                             20,309,037
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees .......................................................    $    10,986,793
            Service and distribution fees -- Investor C ....................................          4,616,765
            Service and distribution fees -- Investor B ....................................          1,328,392
            Transfer agent fees -- Investor C ..............................................          1,059,249
            Service fees -- Investor A .....................................................            760,628
            Transfer agent fees -- Institutional ...........................................            703,238
            Custodian fees .................................................................            642,300
            Transfer agent fees -- Investor A ..............................................            633,415
            Accounting services ............................................................            414,464
            Transfer agent fees -- Investor B ..............................................            301,877
            Printing and shareholder reports ...............................................            176,366
            Service and distribution fees -- Class R .......................................            140,421
            Registration fees ..............................................................            117,809
            Professional fees ..............................................................             83,125
            Transfer agent fees -- Class R .................................................             77,511
            Directors' fees and expenses ...................................................             41,425
            Pricing fees ...................................................................             13,052
            Other ..........................................................................             49,452
                                                                                                ---------------
            Total expenses .................................................................                             22,146,282
                                                                                                                    ---------------
            Investment loss -- net                                                                                       (1,837,245)
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments -- net (including $147,758 foreign capital gain credit and
                  $44,304 loss from affiliate) .............................................        176,924,471
                Foreign currency transactions -- net .......................................         (1,230,877)        175,693,594
                                                                                                ---------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net (including $210,957 deferred foreign capital gain tax) ..        141,521,089
                Foreign currency transactions -- net .......................................            (78,694)        141,442,395
                                                                                                -----------------------------------
            Total realized and unrealized gain -- net ......................................                            317,135,989
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $   315,298,744
                                                                                                                    ===============

      See Notes to Financial Statements.


18       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Statements of Changes in Net Assets

                                                                                                         For the Year Ended
                                                                                                              June 30,
                                                                                                -----------------------------------
Increase (Decrease) in Net Assets:                                                                    2007                2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment loss -- net .........................................................    $    (1,837,245)    $    (2,327,903)
            Realized gain -- net ...........................................................        175,693,594         189,719,344
            Change in unrealized appreciation/depreciation -- net ..........................        141,442,395          (1,788,889)
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................        315,298,744         185,602,552
                                                                                                -----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net:
                Institutional ..............................................................                 --            (489,024)
                Investor A .................................................................                 --                  --
                Investor B .................................................................                 --                  --
                Investor C .................................................................                 --                  --
                Class R ....................................................................                 --                  --
            Realized gain -- net:
                Institutional ..............................................................        (40,429,799)        (26,778,245)
                Investor A .................................................................        (33,550,312)        (16,364,670)
                Investor B .................................................................        (15,643,247)         (9,624,897)
                Investor C .................................................................        (50,778,855)        (24,193,497)
                Class R ....................................................................         (3,059,529)         (1,111,350)
                                                                                                -----------------------------------
            Net decrease in net assets resulting from dividends and
              distributions to shareholders ................................................       (143,461,742)        (78,561,683)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from capital share transactions ..         36,569,625         (28,123,857)
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
            Redemption fee .................................................................             10,916              12,257
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ...................................................        208,417,543          78,929,269
            Beginning of year ..............................................................      1,220,203,625       1,141,274,356
                                                                                                -----------------------------------
            End of year* ...................................................................    $ 1,428,621,168     $ 1,220,203,625
                                                                                                ===================================
                 *Undistributed (accumulated) investment income (loss) -- net ..............    $     4,319,909     $    (6,131,871)
                                                                                                ===================================

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       19

Financial Highlights

                                                                               Institutional
The following per share data              -------------------------------------------------------------------------------------
and ratios have been derived                                             For the Year Ended June 30,
from information provided in              -------------------------------------------------------------------------------------
the financial statements.                      2007              2006               2005               2004             2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $     25.77        $     23.62        $     20.77        $     16.85      $     16.55
                                          -------------------------------------------------------------------------------------
Investment income -- net** ...........            .11                .08                .14                .16              .04
Realized and unrealized gain -- net ..           6.37***            3.79***            2.79***            4.01              .26
                                          -------------------------------------------------------------------------------------
Total from investment operations .....           6.48               3.87               2.93               4.17              .30
                                          -------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net .........             --               (.03)              (.08)              (.25)              --
    Realized gain -- net .............          (3.01)             (1.69)                --                 --               --
                                          -------------------------------------------------------------------------------------
Total dividends and distributions ....          (3.01)             (1.72)              (.08)              (.25)              --
                                          -------------------------------------------------------------------------------------
Net asset value, end of year .........    $     29.24        $     25.77        $     23.62        $     20.77      $     16.85
                                          =====================================================================================
===============================================================================================================================
Total Investment Return*
-------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...          28.15%             16.80%             14.23%             24.92%            1.81%
                                          =====================================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses .............................           1.15%              1.22%              1.17%              1.19%            1.32%
                                          =====================================================================================
Investment income -- net .............            .42%               .31%               .63%               .81%             .28%
                                          =====================================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   411,767        $   352,779        $   426,718        $   319,509      $   110,848
                                          =====================================================================================
Portfolio turnover ...................             95%                96%                97%               181%             156%
                                          =====================================================================================

                                                                                 Investor A
The following per share data              -------------------------------------------------------------------------------------
and ratios have been derived                                             For the Year Ended June 30,
from information provided in              -------------------------------------------------------------------------------------
the financial statements.                     2007               2006               2005               2004            2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $     25.50        $     23.39        $     20.59        $     16.70      $     16.44
                                          -------------------------------------------------------------------------------------
Investment income -- net** ...........            .04                .02                .09                .10              .01
Realized and unrealized gain -- net ..           6.29***            3.75***            2.77***            3.98              .25
                                          -------------------------------------------------------------------------------------
Total from investment operations .....           6.33               3.77               2.86               4.08              .26
                                          -------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net .........             --                 --               (.06)              (.19)              --
    Realized gain -- net .............          (2.98)             (1.66)                --                 --               --
                                          -------------------------------------------------------------------------------------
Total dividends and distributions ....          (2.98)             (1.66)              (.06)              (.19)              --
                                          -------------------------------------------------------------------------------------
Net asset value, end of year .........    $     28.85        $     25.50        $     23.39        $     20.59      $     16.70
                                          =====================================================================================
===============================================================================================================================
Total Investment Return*
-------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...          27.78%             16.51%             13.96%             24.60%            1.58%
                                          =====================================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses .............................           1.42%              1.46%              1.42%              1.45%            1.58%
                                          =====================================================================================
Investment income -- net .............            .15%               .09%               .39%               .48%             .06%
                                          =====================================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   334,022        $   282,971        $   218,687        $   160,373      $    97,517
                                          =====================================================================================
Portfolio turnover ...................             95%                96%                97%               181%             156%
                                          =====================================================================================

*     Total investment returns exclude the effects of any sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.

      See Notes to Financial Statements.


20       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

                                                                                 Investor B
The following per share data              -------------------------------------------------------------------------------------
and ratios have been derived                                             For the Year Ended June 30,
from information provided in              -------------------------------------------------------------------------------------
the financial statements.                      2007              2006               2005               2004             2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $     24.67        $     22.76        $     20.12        $     16.30      $     16.17
                                          -------------------------------------------------------------------------------------
Investment loss -- net** .............           (.16)              (.18)              (.09)              (.06)            (.11)
Realized and unrealized gain -- net ..           6.06***            3.65***            2.73***            3.90              .24
                                          -------------------------------------------------------------------------------------
Total from investment operations .....           5.90               3.47               2.64               3.84              .13
                                          -------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net .........             --                 --                 --               (.02)              --
    Realized gain -- net .............          (2.86)             (1.56)                --                 --               --
                                          -------------------------------------------------------------------------------------
Total dividends and distributions ....          (2.86)             (1.56)                --               (.02)              --
                                          -------------------------------------------------------------------------------------
Net asset value, end of year .........    $     27.71        $     24.67        $     22.76        $     20.12      $     16.30
                                          =====================================================================================
===============================================================================================================================
Total Investment Return*
-------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...          26.79%             15.60%             13.12%             23.55%             .80%
                                          =====================================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses .............................           2.21%              2.24%              2.21%              2.23%            2.36%
                                          =====================================================================================
Investment loss -- net ...............           (.66%)             (.72%)             (.40%)             (.33%)           (.79%)
                                          =====================================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   130,954        $   142,522        $   152,598        $   149,575      $   102,822
                                          =====================================================================================
Portfolio turnover ...................             95%                96%                97%               181%             156%
                                          =====================================================================================

                                                                                 Investor C
The following per share data              -------------------------------------------------------------------------------------
and ratios have been derived                                             For the Year Ended June 30,
from information provided in              -------------------------------------------------------------------------------------
the financial statements.                     2007               2006               2005               2004            2003
===============================================================================================================================
Per Share Operating Performance
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...    $     24.25        $     22.40        $     19.81        $     16.07      $     15.94
                                          -------------------------------------------------------------------------------------
Investment loss -- net** .............           (.16)              (.17)              (.08)              (.05)            (.11)
Realized and unrealized gain -- net ..           5.94***            3.59***            2.67***            3.83              .24
                                          -------------------------------------------------------------------------------------
Total from investment operations .....           5.78               3.42               2.59               3.78              .13
                                          -------------------------------------------------------------------------------------
Less dividends and distributions from:
    Investment income -- net .........             --                 --                 --+              (.04)              --
    Realized gain -- net .............          (2.88)             (1.57)                --                 --               --
                                          -------------------------------------------------------------------------------------
Total dividends and distributions ....          (2.88)             (1.57)                --+              (.04)              --
                                          -------------------------------------------------------------------------------------
Net asset value, end of year .........    $     27.15        $     24.25        $     22.40        $     19.81      $     16.07
                                          =====================================================================================
===============================================================================================================================
Total Investment Return*
-------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...          26.79%             15.62%             13.08%             23.57%             .82%
                                          =====================================================================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Expenses .............................           2.21%              2.25%              2.21%              2.23%            2.37%
                                          =====================================================================================
Investment loss -- net ...............           (.63%)             (.69%)             (.40%)             (.27%)           (.75%)
                                          =====================================================================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)    $   518,216        $   418,363        $   331,059        $   218,841      $    88,698
                                          =====================================================================================
Portfolio turnover ...................             95%                96%                97%               181%             156%
                                          =====================================================================================

*     Total investment returns exclude the effects of sales charges.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       21

Financial Highlights (concluded)

                                                                                          Class R
                                                      -----------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                          Period
                                                                            For the Year Ended                          February 4,
The following per share data and ratios                                          June 30,                                  2003+
have been derived from information                    -------------------------------------------------------------     to June 30,
provided in the financial statements.                     2007             2006            2005             2004           2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ...  $    24.83       $    22.85       $    20.16       $    16.42     $    13.47
                                                      -----------------------------------------------------------------------------
            Investment income (loss) -- net** ......        (.04)            (.03)             .04              .16            .10
            Realized and unrealized gain -- net ....        6.10***          3.65***          2.70***          3.82           2.85
                                                      -----------------------------------------------------------------------------
            Total from investment operations .......        6.06             3.62             2.74             3.98           2.95
                                                      -----------------------------------------------------------------------------
            Less dividends and distributions from:
                Investment income -- net ...........          --               --             (.05)            (.24)            --
                Realized gain -- net ...............       (2.95)           (1.64)              --               --             --
                                                      -----------------------------------------------------------------------------
            Total dividends and distributions ......       (2.95)           (1.64)            (.05)            (.24)            --
                                                      -----------------------------------------------------------------------------
            Net asset value, end of period .........  $    27.94       $    24.83       $    22.85       $    20.16     $    16.42
                                                      =============================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .....       27.42%           16.22%           13.67%           24.42%       21.90%@
                                                      =============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...............................        1.73%            1.71%            1.65%            1.63%          1.83%*
                                                      =============================================================================
            Investment income (loss) -- net ........        (.15%)           (.11%)            .19%             .83%           .46%*
                                                      =============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands)  $   33,662       $   23,568       $   12,212       $    4,179             --++
                                                      =============================================================================
            Portfolio turnover .....................          95%              96%              97%             181%           156%
                                                      =============================================================================

*     Annualized.
**    Based on average shares outstanding.
***   Includes a redemption fee, which is less than $.01 per share.
+     Commencement of operations.
++    Amount is less than $1,000.
@     Aggregate total investment return.

      See Notes to Financial Statements.


22       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

On September 29, 2006, Merrill Lynch Global SmallCap Fund, Inc. was renamed BlackRock Global SmallCap Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Effective October 2, 2006, Class I, Class A, Class B and Class C Shares were redesignated Institutional, Investor A, Investor B and Investor C Shares, respectively. Class R Shares did not change their designation. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Fund's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Fund's Board of Directors.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       23

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Forward foreign exchange contracts -- The Fund may enter into foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


24       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Bank overdraft on foreign cash -- The Fund recorded a bank overdraft, which resulted from a timing difference of foreign security transaction settlements.

(j) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(k) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $12,289,025 has been reclassified between undistributed net realized capital gains and undistributed net investment income as a result of permanent differences attributable to gains from the sale of stock of passive foreign investment companies, foreign currency transactions, and foreign taxes paid. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       25
to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC"), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On August 15, 2006, shareholders of the Fund entered into a new Investment Advisory Agreement with BlackRock Advisors, Inc. BlackRock, Inc. was reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Fund's manager. The general partner of MLIM is an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .85% of the average daily value of the Fund's net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager. Prior to September 29, 2006, MLIM had a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
                                                    Service Fee         Fee
--------------------------------------------------------------------------------
Investor A .................................           .25%              --
Investor B .................................           .25%             .75%
Investor C .................................           .25%             .75%
Class R ....................................           .25%             .25%
--------------------------------------------------------------------------------

Pursuant to the sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates the Distributors and the broker-dealers for providing shareholder servicing and distribution-related services to Investor B, Investor C and Class R shareholders.

For the year ended June 30, 2007, FAMD, the Fund's sole Distributor until September 29, 2006, and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Institutional and Investor A Shares as follows:

--------------------------------------------------------------------------------
                                                   FAMD        MLPF&S        BDI
--------------------------------------------------------------------------------
Institutional ..............................     $   204     $    204         --
Investor A .................................     $46,308     $571,312       $970
--------------------------------------------------------------------------------

For the year ended June 30, 2007, MLPF&S received contingent deferred sales charges of $103,456 and $57,194 relating to transactions in Investor B and Investor C Shares, respectively. BDI received contingent deferred sales charges of $2,987 and $1,163 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $568 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the period September 29, 2006 to June 30, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ...........................................            $3,131
Investor A ..............................................            $4,627
Investor B ..............................................            $2,678
Investor C ..............................................            $6,478
Class R .................................................            $  153
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio


26       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007
securities to MLPF&S or its affiliates. As of June 30, 2007, the Fund lent securities in the amount of $64,882,662 to MLPF&S. Pursuant to that order, the Fund has retained BIM, an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended June 30, 2007, BIM received $101,934 in securities lending agent fees.

In addition, MLPF&S received $516,407 in commissions on the execution of portfolio security transactions for the Fund for the year ended June 30, 2007.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

For the year ended June 30, 2007, the Fund reimbursed MLIM and the Manager $6,092 and $19,497, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or directors of the Fund were officers and/or directors of MLIM, MLAM U.K., FDS, FAMD, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2007 were $1,213,896,193 and $1,316,451,678, respectively.

4. Shares of Beneficial Interest:

Net increase (decrease) in net assets derived from capital share transactions was $36,569,625 and $(28,123,857) for the years ended June 30, 2007 and June 30,
2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       3,449,842    $  91,450,548
Shares issued to shareholders in
  reinvestment of distributions ..............       1,496,616       35,335,549
                                                    ---------------------------
Total issued .................................       4,946,458      126,786,097
Shares redeemed ..............................      (4,552,293)    (118,012,979)
                                                    ---------------------------
Net increase .................................         394,165    $   8,773,118
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended June 30, 2006                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       4,506,642    $ 116,366,818
Shares issued to shareholders in
  reinvestment of dividends
and distributions ............................         970,457       23,831,646
                                                    ---------------------------
Total issued .................................       5,477,099      140,198,464
Shares redeemed ..............................      (9,853,040)    (258,634,345)
                                                    ---------------------------
Net decrease .................................      (4,375,941)   $(118,435,881)
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,810,611    $  72,523,158
Automatic conversion of shares ...............         137,381        3,407,065
Shares issued to shareholders in
  reinvestment of distributions ..............       1,260,953       29,463,629
                                                    ---------------------------
Total issued .................................       4,208,945      105,393,852
Shares redeemed ..............................      (3,728,774)     (96,209,751)
                                                    ---------------------------
Net increase .................................         480,171    $   9,184,101
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended June 30, 2006                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       3,019,064    $  77,112,177
Automatic conversion of shares ...............         644,266       16,388,403
Shares issued to shareholders in
  reinvestment of distributions ..............         581,355       14,136,148
                                                    ---------------------------
Total issued .................................       4,244,685      107,636,728
Shares redeemed ..............................      (2,496,993)     (63,799,259)
                                                    ---------------------------
Net increase .................................       1,747,692    $  43,837,469
                                                    ===========================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended June 30, 2007                                   Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         447,665    $  11,128,610
Shares issued to shareholders in
  reinvestment of distributions ..............         623,739       14,085,578
                                                    ---------------------------
Total issued .................................       1,071,404       25,214,188
                                                    ---------------------------
Automatic conversion of shares ...............        (142,086)      (3,407,065)
Shares redeemed ..............................      (1,980,727)     (48,929,157)
                                                    ---------------------------
Total redeemed ...............................      (2,122,813)     (52,336,222)
                                                    ---------------------------
Net decrease .................................      (1,051,409)   $ (27,122,034)
                                                    ===========================


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       27

Notes to Financial Statements (concluded)

-------------------------------------------------------------------------------
Investor B Shares for the Year                                       Dollar
Ended June 30, 2006                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         955,605     $ 23,581,154
Shares issued to shareholders in
  reinvestment of distributions ..............         368,820        8,717,276
                                                    ---------------------------
Total issued .................................       1,324,425       32,298,430
                                                    ---------------------------
Automatic conversion of shares ...............        (664,015)     (16,388,403)
Shares redeemed ..............................      (1,588,387)     (39,196,548)
                                                    ---------------------------
Total redeemed ...............................      (2,252,402)     (55,584,951)
                                                    ---------------------------
Net decrease .................................        (927,977)    $(23,286,521)
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                       Dollar
Ended June 30, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       4,371,783     $107,039,268
Shares issued to shareholders in
  reinvestment of distributions ..............       2,126,220       47,104,306
                                                    ---------------------------
Total issued .................................       6,498,003      154,143,574
Shares redeemed ..............................      (4,664,232)    (114,566,975)
                                                    ---------------------------
Net increase .................................       1,833,771     $ 39,576,599
                                                    ===========================

-------------------------------------------------------------------------------
Investor C Shares for the Year                                       Dollar
Ended June 30, 2006                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................       5,328,269     $129,751,777
Shares issued to shareholders in
  reinvestment of distributions ..............         947,546       22,011,374
                                                    ---------------------------
Total issued .................................       6,275,815      151,763,151
Shares redeemed ..............................      (3,799,643)     (92,369,883)
                                                    ---------------------------
Net increase .................................       2,476,172     $ 59,393,268
                                                    ===========================

-------------------------------------------------------------------------------
Class R Shares for the Year                                          Dollar
Ended June 30, 2007                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         563,135     $ 14,316,603
Shares issued to shareholders in
  reinvestment of distributions ..............         134,572        3,054,866
                                                    ---------------------------
Total issued .................................         697,707       17,371,469
Shares redeemed ..............................        (441,997)     (11,213,628)
                                                    ---------------------------
Net increase .................................         255,710     $  6,157,841
                                                    ===========================

-------------------------------------------------------------------------------
Class R Shares for the Year                                          Dollar
Ended June 30, 2006                                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold ..................................         646,433     $ 16,153,305
Shares issued to shareholders in
  reinvestment of distributions ..............          46,872        1,111,185
                                                    ---------------------------
Total issued .................................         693,305       17,264,490
Shares redeemed ..............................        (278,582)      (6,896,682)
                                                    ---------------------------
Net increase .................................         414,723     $ 10,367,808
                                                    ===========================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended June 30, 2007.

6. Commitments:

At June 30, 2007, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the schedule of investments, under which it had agreed to purchase and sell various foreign currencies with approximate values of $6,498,000 and $10,594,000, respectively.

7. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended June 30, 2007 and June 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                      6/30/2007       6/30/2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income ................................    $ 16,838,590    $ 40,430,022
Net long-term capital gains ....................    $126,623,152    $ 38,131,661
                                                    ----------------------------
Total taxable distributions ....................    $143,461,742    $ 78,561,683
                                                    ============================

As of June 30, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ..........................    $ 66,796,525
Undistributed long-term capital gains -- net ..................      81,864,917
                                                                   ------------
Total undistributed earnings -- net ...........................     148,661,442
Capital loss carryforward .....................................              --
Unrealized gains -- net .......................................     337,980,593*
                                                                   ------------
Total accumulated earnings -- net .............................    $486,642,035
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.


28       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Global SmallCap Fund,
Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global SmallCap Fund, Inc. (formerly Merrill Lynch Global SmallCap Fund, Inc.) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global SmallCap Fund, Inc. as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 23, 2007


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       29

Officers and Directors

                                                                                                      Number of
                                                                                                      Funds and
                                                                                                      Portfolios in   Other Public
                           Position(s)  Length of                                                     Fund Complex    Directorships
                           Held with    Time                                                          Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years          Director        Director
====================================================================================================================================
Interested Director
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Fund         2005 to  Vice Chairman and Director of BlackRock, Inc.,       121 Funds       None
Doll, Jr.*  Princeton, NJ  President    present  Global Chief Investment Officer for Equities,        161 Portfolios
            08543-9011     and                   Chairman of the BlackRock Retail Operating
            Age: 52        Director              Committee, and member of the BlackRock Executive
                                                 Committee since 2006; President of the funds
                                                 advised by Merrill Lynch Investment
                                                 Managers, L.P. ("MLIM") and its affiliates
                                                 ("MLIM/FAM-advised funds") from 2005 to 2006
                                                 and Chief Investment Officer thereof from
                                                 2001 to 2006; President of MLIM and Fund
                                                 Asset Management, L.P. ("FAM") from 2001 to
                                                 2006; Co-Head (Americas Region) thereof from
                                                 2000 to 2001 and Senior Vice President from
                                                 1999 to 2001; President and Director of
                                                 Princeton Services, Inc. ("Princeton
                                                 Services") and President of Princeton
                                                 Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates.
                  Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                  As Fund President, Mr. Doll serves at the pleasure of the Board of Directors.

====================================================================================================================================
Independent Directors*
------------------------------------------------------------------------------------------------------------------------------------
Ronald W.   P.O. Box 9095  Director     2000 to  Professor Emeritus of Finance, School of Business,   46 Funds       None
Forbes**    Princeton, NJ               present  State University of New York at Albany since         48 Portfolios
            08543-9095                           2000 and Professor thereof from 1989 to 2000;
            Age: 66                              International Consultant, Urban Institute,
                                                 Washington, D.C. from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A.  P.O. Box 9095  Director     2000 to  Professor, Harvard Business School since 1989;       46 Funds       Newell
Montgomery  Princeton, NJ               present  Associate Professor, J.L. Kellogg Graduate School    48 Portfolios  Rubbermaid,
            08543-9095                           of Management, Northwestern University from                         Inc.
            Age: 54                              1985 to 1989; Associate Professor, Graduate                         (manufacturing)
                                                 School of Business Administration, University of
                                                 Michigan from 1979 to 1985; Director, Harvard
                                                 Business School Publishing since 2005; Director,
                                                 McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo  P.O. Box 9095  Director     2004 to  Self-employed consultant since 2001; Counsel of      46 Funds       None
Reid        Princeton, NJ               present  Alliance Capital Management (investment adviser)     48 Portfolios
            08543-9095                           in 2000; General Counsel, Director and Secretary
            Age: 61                              of Sanford C. Bernstein & Co., Inc. (investment
                                                 adviser/broker-dealer) from 1997 to 2000;
                                                 Secretary, Sanford C. Bernstein Fund, Inc. from
                                                 1994 to 2000; Director and Secretary of SCB, Inc.
                                                 since 1998; Director and Secretary of SCB
                                                 Partners, Inc. since 2000; and Director of Covenant
                                                 House from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S.   P.O. Box 9095  Director     2000 to  President, Middle East Institute from 1995 to 2001;  46 Funds       None
Suddarth    Princeton, NJ               present  Foreign Service Officer, United States Foreign       48 Portfolios
            08543-9095                           Service from 1961 to 1995 and Career Minister from
            Age: 71                              1989 to 1995; Deputy Inspector General, U.S.
                                                 Department of State from 1991 to 1994; U.S.
                                                 Ambassador to the Hashemite Kingdom of Jordan from
                                                 1987 to 1990.


30       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Officers and Directors (concluded)

                                                                                                    Number of
                                                                                                    Funds and
                                                                                                    Portfolios in  Other Public
                           Position(s)  Length of                                                   Fund Complex   Directorships
                           Held with    Time                                                        Overseen by    Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years        Director       Director
====================================================================================================================================
Independent Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Richard R.  P.O. Box 9095  Director     1994 to  Professor of Finance from 1984 to 1995, Dean from  46 Funds       Bowne &
West        Princeton, NJ               present  1984 to 1993 and since 1995 Dean Emeritus of       48 Portfolios  Co., Inc.
            08543-9095                           New York University's Leonard N. Stern School of                  (financial
            Age: 69                              Business Administration.                                          printers);
                                                                                                                   Vornado
                                                                                                                   Realty Trust
                                                                                                                   (real estate
                                                                                                                   company);
                                                                                                                   Alexander's, Inc.
                                                                                                                   (real estate
                                                                                                                   company)
            ------------------------------------------------------------------------------------------------------------------------
            *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Directors and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1994 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
Burke       Princeton, NJ  President    present  Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
            08543-9011     and          and      First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
            Age: 47        Treasurer    1999 to  1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Karen       P.O. Box 9011  Fund Chief   2007 to  Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
Clark       Princeton, NJ  Compliance   present  BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
            08543-9011     Officer               Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to
            Age: 42                              2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and
                                                 Branch Chief, Division of Investment Management and Office of Compliance
                                                 Inspections and Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002
Pellegrino  Princeton, NJ               present  to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM
            08543-9011                           from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and Princeton
            Age: 47                              Services from 2004 to 2006.
            ------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Fund serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       31

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


32       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


        BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007       33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


34       BLACKROCK GLOBAL SMALLCAP FUND, INC.              JUNE 30, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global SmallCap Fund, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                     #18177-6/07

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and
           (ii) each audit committee financial expert is independent: (1) Ronald
           W. Forbes, (2) Richard R. West, and (3) Edward D. Zinbarg (retired as of December 31, 2006).

Item 4 -   Principal Accountant Fees and Services

           (a) Audit Fees -            Fiscal Year Ended June 30, 2007 - $37,000
                                       Fiscal Year Ended June 30, 2006 - $37,000

           (b) Audit-Related Fees -    Fiscal Year Ended June 30, 2007 - $0
                                       Fiscal Year Ended June 30, 2006 - $0

           (c) Tax Fees -              Fiscal Year Ended June 30, 2007 - $6,100
                                       Fiscal Year Ended June 30, 2006 - $6,000

           The nature of the services include tax compliance, tax advice and tax planning.

           (d) All Other Fees -        Fiscal Year Ended June 30, 2007 - $0
                                       Fiscal Year Ended June 30, 2006 - $0

           (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

           (e)(2) 0%

           (f) Not Applicable

           (g) Fiscal Year Ended June 30, 2007 - $2,967,000
               Fiscal Year Ended June 30, 2006 - $2,815,800

           (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

           Regulation S-X Rule 2-01(c)(7)(ii) - $1,735,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: August 20, 2007


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: August 20, 2007